Nuveen Global Real Estate Securities Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.0%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 80.7%
	Diversified – 9.5%
15,197	Abacus Property Group, (2)	$21,768
20	Activia Properties Inc, (2)	64,921
321	American Assets Trust Inc	8,025
5,678	Charter Hall Group, (2)	23,817
8,768	Charter Hall Long Wale REIT, (2)	23,719
363	Cofinimmo SA, (2)	47,143
4,393	Cominar Real Estate Investment Trust	25,316
115,247	Cromwell European Real Estate Investment Trust, (2)	45,531
44	Daiwa House REIT Investment Corp, (2)	107,841
1,129	Gecina SA, (2)	148,565
47,278	Goodman Property Trust, (2)	60,649
11,827	GPT Group, (2)	26,275
60,190	Hibernia REIT PLC, (2)	69,436
140	Hulic Reit Inc, (2)	162,882
13	Kenedix Office Investment Corp, (2)	68,841
109,627	LondonMetric Property PLC, (2)	239,108
137,829	LXI REIT PLC, (2)	184,444
69,050	Mirvac Group, (2)	87,728
1,646	PS Business Parks Inc	223,066
314	Secure Income REIT PLC, (2)	1,249
149	Star Asia Investment Corp, (2)	118,075
63	Sunlight Real Estate Investment Trust, (2)	31
31	Tokyu REIT Inc, (2)	40,767
21,766	VEREIT Inc	106,436
2,338	Washington Real Estate Investment Trust	55,808
1,891	WP Carey Inc	109,829
	Total Diversified	2,071,270
	Health Care – 6.4%
404	CareTrust REIT Inc	5,975
7,367	Healthcare Realty Trust Inc	205,760
3,966	Healthcare Trust of America Inc	96,295
10,274	Healthpeak Properties Inc	245,035
11,895	Medical Properties Trust Inc	205,665
17,533	NorthWest Healthcare Properties Real Estate Investment Trust	120,350
1,570	Omega Healthcare Investors Inc	41,668

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
4,147	Parkway Life Real Estate Investment Trust, (2)	$9,052
4,009	Physicians Realty Trust	55,885
630	Sabra Health Care REIT Inc	6,880
2,568	Ventas Inc	68,822
7,214	Welltower Inc	330,257
	Total Health Care	1,391,644
	Hotels – 0.4%
256	RLJ Lodging Trust	1,977
701	Summit Hotel Properties Inc	2,958
9,368	Sunstone Hotel Investors Inc	81,595
	Total Hotels	86,530
	Industrial – 17.1%
4,153	Americold Realty Trust	141,368
31,163	Ascendas Real Estate Investment Trust, (2)	61,703
52,695	Centuria Industrial REIT, (2)	84,631
10,427	Dream Industrial Real Estate Investment Trust	69,573
14,386	Duke Realty Corp	465,819
88,042	ESR-REIT, (2)	18,560
504	First Industrial Realty Trust Inc	16,748
194,274	Frasers Logistics & Industrial Trust, (2)	120,101
71	GLP J-Reit, (2)	80,510
17,219	Goodman Group, (2)	126,209
5	LaSalle Logiport REIT, (2)	6,778
9,763	Lexington Realty Trust	96,947
27,159	Mapletree Industrial Trust, (2)	46,120
60,974	Mapletree Logistics Trust, (2)	67,539
41	Mitsui Fudosan Logistics Park Inc, (2)	173,441
642	Montea CVA, (2)	59,174
61	Nippon Prologis REIT Inc, (2)	153,481
13,464	Prologis Inc	1,082,102
2,867	Rexford Industrial Realty Inc	117,576
6,508	Segro PLC, (2)	61,523
8,208	STAG Industrial Inc	184,844
7,705	Summit Industrial Income REIT	48,563
3,047	Terreno Realty Corp	157,682
55,137	Tritax Big Box REIT PLC, (2)	76,753
58,878	Urban Logistics REIT PLC	85,565
37,523	Warehouse Reit PLC	42,692

Shares	Description (1)	Value
	Industrial (continued)
8,841	WPT Industrial Real Estate Investment Trust	$81,249
	Total Industrial	3,727,251
	Office – 11.2%
4,068	Alexandria Real Estate Equities Inc	557,560
3,435	Boston Properties Inc	316,810
20,969	Centuria Office REIT, (2)	21,224
87	Columbia Property Trust Inc	1,088
6,412	Corporate Office Properties Trust	141,898
1,029	Cousins Properties Inc	30,119
389	Covivio, (2)	21,847
3,163	Derwent London PLC, (2)	127,771
7,427	Dexus, (2)	41,157
2,115	Douglas Emmett Inc	64,529
2,067	Dream Office Real Estate Investment Trust	34,281
1,351	Equity Commonwealth	42,840
74,908	GDI Property Group, (2)	43,264
2,005	Highwoods Properties Inc	71,017
440	Hudson Pacific Properties Inc	11,158
127	Ichigo Office REIT Investment Corp, (2)	88,119
11,517	Inmobiliaria Colonial Socimi SA, (2)	108,567
277	Invesco Office J-Reit Inc, (2)	36,692
94	Japan Excellent Inc, (2)	108,567
1,810	JBG SMITH Properties	57,612
1,445	Kilroy Realty Corp	92,046
3,487	Mack-Cali Realty Corp	53,107
19	Mori Trust Sogo Reit Inc, (2)	23,046
9	Nippon Building Fund Inc, (2)	60,543
44	Orix JREIT Inc, (2)	57,871
2,096	Paramount Group Inc	18,445
2,637	Piedmont Office Realty Trust Inc	46,569
35,607	Precinct Properties New Zealand Ltd, (2)	36,088
8,395	True North Commercial Real Estate Investment Trust	28,991
2,612	Vornado Realty Trust	94,581
	Total Office	2,437,407
	Residential – 15.3%
28	Advance Residence Investment Corp, (2)	81,373
2,077	American Campus Communities Inc	57,637
12,237	American Homes 4 Rent, Class A	283,898
409	Apartment Investment & Management Co, Class A	14,376
2,773	AvalonBay Communities Inc	408,102

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
3,725	Boardwalk Real Estate Investment Trust	$60,641
3,226	Camden Property Trust	255,628
5,341	Canadian Apartment Properties REIT	161,638
18	Comforia Residential REIT, Inc, (2)	51,466
144	Daiwa Securities Living Invest, (2)	121,905
2,599	Equity LifeStyle Properties Inc	149,391
4,262	Equity Residential	263,008
602	Essex Property Trust Inc	132,585
3,002	Independence Realty Trust Inc	26,838
16,089	Ingenia Communities Group, (2)	32,181
366	Investors Real Estate Trust	20,130
13,408	Invitation Homes Inc	286,529
88	Kenedix Residential Next Investment Corp, (2)	137,688
1,721	Mid-America Apartment Communities Inc	177,315
44	NexPoint Residential Trust Inc	1,109
22	Nippon Accommodations Fund Inc, (2)	119,696
1,999	Sun Communities Inc	249,575
3,179	UDR Inc	116,161
11,538	UNITE Group PLC, (2)	115,143
	Total Residential	3,324,013
	Retail – 6.0%
1,226	Acadia Realty Trust	15,190
2,038	Agree Realty Corp	126,152
3,584	Brixmor Property Group Inc	34,048
30,848	CapitaLand Mall Trust, (2)	38,679
9,324	Crombie Real Estate Investment Trust	82,288
3,295	CT Real Estate Investment Trust	27,394
30	Federal Realty Investment Trust	2,238
13,449	Fortune Real Estate Investment Trust, (2)	12,364
40,528	Frasers Centrepoint Trust, (2)	63,410
25	Kenedix Retail REIT Corp, (2)	35,509
38,031	Link REIT, (2)	320,543
190	Macerich Co	1,070
4,541	National Retail Properties Inc	146,175
14,330	NewRiver REIT PLC, (2)	10,463
2,943	Realty Income Corp	146,738
539	Regency Centers Corp	20,714
2,616	RPT Realty	15,775
2,946	Simon Property Group Inc	161,618
4,637	SITE Centers Corp	24,159

Shares	Description (1)	Value
	Retail (continued)
1,493	Weingarten Realty Investors	$21,544
	Total Retail	1,306,071
	Specialized – 14.8%
1,293	American Tower Corp	281,551
3,336	ARGAN SA, (2)	247,794
910	Big Yellow Group PLC, (2)	11,259
19,625	Charter Hall Social Infrastructure REIT, (2)	22,315
671	CoreSite Realty Corp	77,769
1,028	Crown Castle International Corp	148,443
6,309	CubeSmart	169,018
2,993	CyrusOne Inc	184,818
2,006	Digital Realty Trust Inc	278,653
1,579	Equinix Inc	986,196
1,461	Extra Space Storage Inc	139,905
18,808	Keppel DC REIT, (2)	30,185
238	Life Storage Inc	22,503
1,939	Public Storage	385,105
1,310	QTS Realty Trust Inc	75,993
300	Safehold Inc	18,969
436	SBA Communications Corp	117,707
888	VICI Properties Inc	14,776
	Total Specialized	3,212,959
	Total Real Estate Investment Trust Common Stocks (cost $19,775,770)	17,557,145

Shares	Description (1)	Value
	COMMON STOCKS – 18.3%
	Commercial Services & Supplies – 0.3%
34,120	Self Storage Group ASA, (3)	$79,422
	Diversified Telecommunication Services – 1.6%
6,201	Cellnex Telecom SA, 144A, (2), (3)	281,293
2,687	Infrastrutture Wireless Italiane SpA, 144A, (2)	29,094
57,092	Telesites SAB de CV, (3)	37,375
	Total Diversified Telecommunication Services	347,762
	Household Durables – 0.1%
20,902	Cairn Homes PLC	15,584
	IT Services – 0.2%
8,519	NEXTDC Ltd, (2), (3)	46,306

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 16.1%
42,422	Aroundtown SA, (2)	$212,341
24,149	Ascendas India Trust, (2)	20,320
3,463	CA Immobilien Anlagen AG, (2)	118,093
2,821	Castellum AB, (2)	47,563
1,461	Catena AB, (2)	42,414
6,617	Cibus Nordic Real Estate AB, (2)	77,522
26	City Developments Ltd, (2)	132
38,310	CK Asset Holdings Ltd, (2)	207,858
11,572	CLS Holdings PLC, (2)	27,780
24,420	Corp Inmobiliaria Vesta SAB de CV	28,247
1,010	DIC Asset AG, (2)	10,515
790	Dios Fastigheter AB, (2)	5,280
1,413	Fastighets AB Balder, (2), (3)	51,082
3,565	Instone Real Estate Group AG, 144A, (2), (3)	57,037
10,837	Keihanshin Building Co Ltd, (2)	133,936
3,480	Kennedy-Wilson Holdings Inc	46,702
204,935	Land & Houses PCL, (2)	41,360
4,056	LEG Immobilien AG, (2)	454,829
22,562	Lifestyle Communities Ltd, (2)	84,534
6,491	LOG Commercial Properties e Participacoes SA	27,358
5,531	Mitsubishi Estate Co Ltd, (2)	81,688
22,320	Mitsui Fudosan Co Ltd, (2)	386,464
281	New World Development Co Ltd, (2)	300
9,865	Sagax AB, (2)	99,429
1,048	Sino Land Co Ltd, (2)	1,319
237,203	Sirius Real Estate Ltd	194,161
5,093	Sumitomo Realty & Development Co Ltd, (2)	124,360
21,846	Sun Hung Kai Properties Ltd, (2)	285,615
21,140	TAG Immobilien AG, (2)	415,749
3,389	VIB Vermoegen AG, (2)	83,797
2,684	Vonovia SE, (2)	133,511
	Total Real Estate Management & Development	3,501,296
	Total Common Stocks (cost $4,830,866)	3,990,370
	Total Long-Term Investments (cost $24,606,636)	21,547,515

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.8%
	REPURCHASE AGREEMENTS – 3.8%
$820	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $819,965, collateralized by $770,000 U.S. Treasury Notes, 2.750%, due 4/30/23, value $837,056	0.000%	4/01/20	$819,965
	Total Short-Term Investments (cost $819,965)			819,965
	Total Investments (cost $25,426,601) – 102.8%			22,367,480
	Other Assets Less Liabilities – (2.8)%			(605,377)
	Net Assets – 100%			$21,762,103
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$12,642,051	$4,915,094	$ —	$17,557,145
Common Stocks	428,849	3,561,521	—	3,990,370
Short-Term Investments:
Repurchase Agreements	—	819,965	—	819,965
Total	$13,070,900	$9,296,580	$ —	$22,367,480

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    March 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust